Venezuelan Currency Regulations and Devaluation - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 08, 2013	Dec. 31, 2010 USD ($)	Dec. 31, 2013 CdV [Member] USD ($)	Dec. 31, 2013 CdV [Member] VEF	Dec. 31, 2012 CdV [Member] USD ($)	Dec. 31, 2012 CdV [Member] VEF
Currency Devaluation [Line Items]
Previous Foreign Currency Official exchange rate of VEF					4.30
Current Foreign Currency Essential exchange rate of VEF					6.30
Devaluation loss	$ 78	$ 78
Foreign currency transaction gains in Revenues, net		22
Net monetary assets of subsidiary							352	2,221	265	1,138
Cash and cash equivalents		$ 13,344	$ 11,614	$ 9,601		$ 7,347	$ 373	2,347	$ 343	1,476